Capital stock and capital risk management	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Capital stock and capital risk management

Note 21. Capital stock and capital risk management
21.1 Capital stock
The following chart shows a reconciliation of the movements in the Company’s capital stock for the years ended December 31, 2021, 2020 and 2019:

	Series A Publicly traded shares	Series A Private Offering	Series B	Series C	Total

Amount as of December 31, 2018	423,017	90,238	—	—	513,255
Number of shares	60,909,315	9,500,000	—	2	70,409,317

Net value of Series A shares on February 13, 2019	55,000	—	—	—	55,000
Number of shares	5,500,000	—	—	—	5,500,000
Net value of Series A shares on July 25, 2019	91,143	—	—	—	91,143
Number of shares	10,906,257	—	—	—	10,906,257
Series A shares to be granted in LTIP	—	1	—	—	1
Number of shares	—	317,932	—	—	317,932

Amounts as of December 31, 2019	569,160	90,239	—	—	659,399
Number of shares	77,315,572	9,817,932	—	2	87,133,506

Series A shares to be granted in LTIP	—	1	—	—	1
Number of shares	—	717,782	—	—	717,782

Amounts as of December 31, 2020	569,160	90,240	—	—	659,400
Number of shares	77,315,572	10,535.714	—	2	87,851,288

Series A shares to be granted in LTIP	—	1	—	—	1
Number of shares	—	778,591	—	—	778,591
Reduction of share capital adopted at the Ordinary General Shareholders’ meeting on December 14, 2021	(72,695)	—	—	—	(72,695)
Number of shares	—	—	—	—	—

Amounts as of December 31, 2021	496,465	90,241	—	—	586,706
Number of shares	77,315,572	11,314,305	—	2	88,629,879

1) Series A Publicy Traded Shares
On August 15, 2017, the Company concluded its IPO in the BMV; as a result, 65,000,000 Series A ordinary shares were issued for 650,017 less issuance costs for 9,988. These Series A ordinary shares were swapped during the first 24 months of the IPO or upon choosing the shareholders when the initial business combination was approved.

The funds received were invested in a security deposit account located in the United Kingdom (the “escrow account”) with Citibank N.A. London branch acting as depository. The Company used those amounts in connection with the Initial Business Combination or for reimbursements to Series A shareholders that exercised their redemption rights.
After the initial recognition, the funds received from the Series A shares, net of offer expenses, were measured subsequently at their amortized cost using the effective interest rate method. Profits and losses were recognized in profit or loss when the liabilities are written off, as well as through the amortization process through the method of the effective interest rate.
On April 4, 2018, the Company conducted its initial business combination for 653,781 less issuance costs for 26,199, and these funds are related to amounts accumulated in the escrow account.
About 31.29% of holders of Series A redeemable shares exercised the abovementioned right of reimbursement; thus, 20,340,685 shares were redeemed for 204,590. Funds were provided by cash deposited in the escrow account. The remainder holders of Series A redeemable shares decided not to exercise their right of renewal (see Note 34); as a consequence, 442,491 were capitalized net of offering expenses paid for 6,700 that were capitalized as of that date. Moreover, on that same date, the Company paid deferred offering expenses related to the IPO for 19,500. The capitalization of 442,491 generated no cash flows, whereas offering expenses were paid using revenue held in the escrow account.
On February 13, 2019, the Company completed the sale of 5,500,000 Series A shares and 5,000,000 warrants to purchase Series A shares for an amount of 55,000 agreed upon with Kensington Investments B.V., according to a forward purchase agreement and the subscription commitment.
On July 25, 2019, the Company made a public offer in Mexico and the United States by placing 10,906,257 Series A shares as follows:
(i) An international offer in the United States
and other countries other than Mexico of 10,091,257 American Depositary Shares (“ADS”), each representing a Series A share at a price of 9.25 US/ADS. ADS are listed in the NYSE under ticker symbol “VIST”; and
(ii) A simultaneous offer
in Mexico of 815,000 Series A shares at a price in Mexican pesos equal to US 9.25 per Series A share.
For the global offer, the Company obtained funds net of issuance expenses for 91,143.
2) Series A Private Offering
On December 18, 2017, the Shareholders’ Meeting approved an increase in variable capital stock for 1,000 through the subscription of 100,000,000 Series A shares as the result of a potential initial business combination.
On April 4, 2018, 9,500,000 Series A shares were fully paid and subscribed for 95,000 through a share subscription process approved by the shareholders. In addition, 500,000 Series A ordinary shares were committed for 5,000 as part of the same subscription process. The costs related to the share subscription process stood at 4,073.
As disclosed in Note 34, on March 22, 2018, the Company’s shareholders approved that 8,750,000 be maintained in Treasury to implement the LTIP at the discretion of the plan administrator based on the independent experts’ opinion.
The remainder Series A ordinary shares issued on December 18, 2017, that were not used to complete the aforementioned share subscription process or LTIP were settled on April 4, 2018, according to the terms approved by the shareholders on December 18, 2017. As part of the LTIP, the Company will sign a trust agreement (the “administrative trust”) to deposit Series A shares to be used by virtue of such agreement.

During the year ended December 31, 2021, 2020 and 2019, 778,591, 717,782 and 317,932 Serie A shares were issued as part of the LTIP granted to Company employees.
On December 14, 2021, the Shareholders’ Meeting approved the reduction of the variable portion of the Company’s capital stock of 72,695, for the absorption of accumulated losses as of September 30,2021, shown on the Company’s nonconsolidated financial statements. This transaction did not require the cancellation of Series A shares as they have no nominal value, likewise, this operation did not generate any tax effect in Mexico.
As of December 31, 2021, 2020, and 2019, the Company´s variable capital stock amo unts to 88,629,877, 87,851,286, and 87,133,504 fully subscribed and paid Series A shares with no face value, respectively, each entitled to one vote. As of December 31, 2021, 2020, and 2019, the Company’s authorized capital includes 40,162,362, 40,940,953, and 41,658,735 Series A ordinary shares held in Treasury, that may be used with warrants, forward purchase agreements and LTIP.
3) Series B
Before the Company’s initial global offer, through shareholders’ unanimous resolutions dated May 30, 2017, it was decided, among other issues, that the variable portion of the Company’s equity be increased by 25,000 through the issuance of ordinary shares with no nominal value.
On April 4, 2018, these shares were converted into Series A shares.
4) Series C
The variable portion of capital stock is an unlimited amount according to the Company’s bylaws and laws applicable, whereas the fixed amount is divided into 2 Class C shares.
21.2 Capital risk management
Upon managing its capital, the Company aims at protecting its capacity to continue operating as a going concern and generate profit for its shareholders and benefits for other stakeholders, as well as maintain an optimal capital structure.
To such end, the Company can adjust the amount of dividends paid to shareholders or repay capital; issue new shares; or implement programs to repurchase shares or sell assets to reduce the payable amount. The Company monitors its capital based on the leverage ratio. This ratio is calculated by dividing: (i) the net debt (borrowings and liabilities for total leases less cash, banks and short-term investments) by (ii) total equity (shareholders’ equity plus reserves disclosed in the statement of financial position).
The leverage ratio as of December 31, 2021, and 2020, is as follows:

	As of December 31, 2021	As of December 31, 2020

Total borrowings and lease liabilities	638,047	563,467
Less: Cash, bank balances and other short-term investments	(315,013)	(202,947)

Net debt	323,034	360,520
Total equity	565,259	508,518

Leverage ratio	57.00%	71.00%
No changes were made in capital management objectives, policies or processes for the years ended December 31, 2021, and 2020.